SUBSEQUENT EVENT (Details Textual)	1 Months Ended									9 Months Ended			12 Months Ended
	Oct. 31, 2015 $ / shares shares	Apr. 21, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 27, 2015 USD ($) $ / shares shares	Feb. 26, 2015 USD ($) $ / shares $ / Rate shares	Feb. 25, 2015 USD ($) shares	Feb. 25, 2015 CAD shares	Feb. 17, 2015 USD ($) $ / shares shares	Jan. 21, 2015 USD ($)	Sep. 30, 2015 USD ($) shares		Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2013 USD ($)
Subsequent Event [Line Items]
Loans and Leases Receivable, Related Parties | $										$ 300,000
Minimum Offering Amount | $												$ 6,000,000
Stock Issued During Period, Value, Issued for Services | $														$ 117,192
Class of Warrant or Right, Outstanding										18,049,075
April issuance [Member]
Subsequent Event [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value | $										$ 230,930
June issuance [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										264,230
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value | $										$ 118,957
Director and Employees and Consultant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								314,560				84,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares								$ 0.23
Management [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												2,972,592
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares												$ 0.23
Exchangable Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services										262,904	[1]		0
Stock Issued During Period, Value, Issued for Services | $										$ 263	[1]		$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									5.00%
Stock Issued During Period, Shares, New Issues	20,000
Minimum Offering Amount | $									$ 6,000,000
Proceeds from Issuance of Debt | $									$ 500,000
Exchangeable Shares Issued					50,000,000
Percentage Of Outstanding Common Shares					100.00%
Debt Instrument, Convertible, Conversion Ratio					3.14
Subsequent Event [Member] | April issuance [Member]
Subsequent Event [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value | $					$ 230,930
Subsequent Event [Member] | June issuance [Member]
Subsequent Event [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value | $					$ 118,957
Subsequent Event [Member] | Director and Employees and Consultant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					314,560			100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares					$ 0.23			$ 0.77
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								7 years
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value | $								$ 136,613
Subsequent Event [Member] | Management [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								945,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								90 days
Subsequent Event [Member] | Management [Member] | Amended [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								2,972,592
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares								$ 0.23
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value | $								$ 1,259,487
Subsequent Event [Member] | Exchangable Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services						262,904	262,904
Stock Issued During Period, Value, Issued for Services						$ 241,185	CAD 250,000
Stock Transferred To Lenders						100,000	100,000
Stock Reimbursed To Officers						83,574	83,574
Subsequent Event [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Loans and Leases Receivable, Related Parties | $								$ 150,000
Debt Instrument, Interest Rate, Stated Percentage								5.00%
Long-term Debt, Maturities, Repayment Terms								18 months
Fourth Closing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Units Issued During Period		3,115,000
Proceeds From Issuance of Stock Units | $		$ 2,492,000
Payments of Stock Issuance Costs | $		$ 338,960
Stock Units Description										Each Unit consisted of one common share of BLC, and a warrant to purchase one common share of BLC at an exercise price of $1.40 per share exercisable for 4 years.
Fourth Closing [Member] | Subsequent Event [Member] | Broker warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.80
Warrant Exercisable Period		4 years
Class of Warrant or Right, Outstanding		311,500
First Closing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Exchangeable Shares Issued					50,000,000
Stock Units Issued During Period					7,735,750
Proceeds From Issuance of Stock Units | $					$ 6,188,600
Stock Units Issued During Period, Purchase Price Per Unit | $ / Rate					0.80
Payments of Stock Issuance Costs | $					$ 848,822
Stock Units Description										Each Unit consists of one common share of BLC, and a warrant to purchase one common share of BLC at an exercise price of $1.40 per share exercisable for 4 years.
Bridge Loan | $					$ 500,000
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
First Closing [Member] | Subsequent Event [Member] | Broker warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.80
Warrant Exercisable Period					4 years
Class of Warrant or Right, Outstanding					773,575
Second Closing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Units Issued During Period				1,212,500
Proceeds From Issuance of Stock Units | $				$ 970,000
Payments of Stock Issuance Costs | $				$ 141,100
Stock Units Description										Each Unit consisted of one common share of BLC, and a warrant to purchase one common share of BLC at an exercise price of $1.40 per share exercisable for 4 years.
Second Closing [Member] | Subsequent Event [Member] | Broker warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.80
Warrant Exercisable Period				4 years
Class of Warrant or Right, Outstanding				121,250
Third Closing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Units Issued During Period			891,250
Proceeds From Issuance of Stock Units | $			$ 713,000
Payments of Stock Issuance Costs | $			$ 97,098
Stock Units Description										Each Unit consisted of one common share of BLC, and a warrant to purchase one common share of BLC at an exercise price of $1.40 per share exercisable for 4 years.
Third Closing [Member] | Subsequent Event [Member] | Broker warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.80
Warrant Exercisable Period			4 years
Class of Warrant or Right, Outstanding			89,125
Investor [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.23	$ 0.23
Debt Conversion, Converted Instrument, Warrants or Options Issued													349,522
Investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.23
Debt Conversion, Converted Instrument, Warrants or Options Issued	349,522
Investor [Member] | First Closing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions					7,735,750
Drywave Stockholders [Member] | First Closing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions					6,000,000
Bionik Laboratories Corp [Member] | Subsequent Event [Member] | Amended [Member] | April issuance [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					531,606
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares					$ 0.165
Bionik Laboratories Corp [Member] | Subsequent Event [Member] | Amended [Member] | June issuance [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					264,230
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares					$ 0.23

[1]	On February 25, 2015, 262,904 common shares were issued to two former lenders connected with a $241,185 loan received and repaid during fiscal 2013. The common shares were valued at $210,323 based on the value of the concurrent private placement (Note 8(vi)), and recorded in stock-based compensation on the unaudited condensed consolidated interim statement of operations and comprehensive loss. As part of the consideration for the initial loan the CTO and COO had transferred 314,560 common shares to the lenders. For contributing the common shares to the lenders the Company intends to reimburse the CTO and COO 320,000 common shares; however, these shares have not yet been issued.